Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

3Critical accounting judgments and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the valuation of the share-based consideration, including the fair value of share options and the valuations of derivative liabilities including the Convertible Senior Secured Notes. During the period the Company introduced an adjustment to the credit spread used in the estimation of the fair value of Convertible Senior Secured Notes to reflect changes in company-specific credit risk during the period.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Critical accounting judgments relating to research and development tax relief

Research and development tax relief supports companies that work on innovative projects in science and technology. HM Revenue & Customs administers two such tax relief schemes: one aimed at small and medium-sized enterprises (SME); and the R&D expenditure credit scheme (RDEC), aimed at large companies and other companies that aren’t eligible for SME relief. The definition of a large company is based on staff, turnover and balance sheet measures, and includes that of any linked or partner companies.

In some cases, the complexity of ownership structures and investment relationships may mean that it is not possible to determine with certainty if a relationship results in a linked or partner company. Management has concluded that whilst the Company itself does not meet the definition of a large Company, as a result of the transactions contemplated under the Investment Agreement on December 23, 2024, it cannot determine with certainty, as at the date of this report, if any relationships exist that result in the presence of any linked or partner companies that would cause the Company to be defined as a large company. Absent of such certainty, the Company has recognized tax relief solely on the basis of the RDEC scheme.

A company is considered R&D intensive where its qualifying R&D expenditure is 40% or more of its total expenditure (the ‘intensity threshold’). Companies meeting this intensity threshold are able to claim enhanced support using a higher rate of credit. The Company has determined its eligibility for enhanced support based upon Total administrative & research and development expenses taken from the Consolidated Statement of Comprehensive Income.

To qualify for tax relief the work must be part of a specific project to make an advance in science or technology. This definition is based on an international standard. Certain indirect activities related to the project are also qualifying where such activities form part of a project but do not directly contribute to the resolution of the scientific or technological uncertainty. An appropriate proportion of the staffing cost can be qualifying expenditure if the employee is only partly directly and actively involved in relevant research and development activity. Management have applied judgment in determining the proportion of research and development staff costs incurred on non-qualifying activities and the extent of administrative staff costs relating to qualifying indirect activities.

Critical accounting judgments relating to modification of incentive programs

In relation to the 2021 Incentive Plan on December 19, 2023 and in relation to Enterprise Management Initiative (EMI) option agreements on March 15, 2022 the Company entered into option agreements with certain employees of the Group as replacement option agreements for share options previously granted over shares in the Company.

New equity instruments were granted to eligible employees and on the respective date of award, the Company identified the new option agreements granted as replacement option agreements for the respective option agreements cancelled. As such the granting of these replacement option agreements has been accounted for in the same way as a modification of the original grant of equity instruments.

3Critical accounting judgments and key sources of estimation uncertainty (continued)

It has been concluded that these modifications increased the fair value of the option agreements granted, measured immediately before and after the modification, and therefore the Company has subsequently included the incremental fair value granted in the measurement of the amount recognized for services received as consideration for the option agreements granted.

The incremental fair value granted is the difference between the fair value of the replacement option agreements and the net fair value of the cancelled option agreements, at the date the replacement equity instruments were granted – see note 22 for further details.

Key sources of estimation uncertainty relating to the 2021 Incentive Plan

During the year ended December 31, 2022 the Board of Directors adopted the “2021 Incentive Award Plan” in order to facilitate the grant of cash and equity incentives to employees. The share options were given to employees of VAGL in relation to shares in the Company. Under the scheme, the participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Options are vested after the first anniversary of the grant date with 6.25% vesting quarterly until the options are fully vested. The “vesting period” is specified in IFRS 2 as the period during which all the specified vesting conditions are to be satisfied in order for the employees to be entitled unconditionally to the equity instrument. The options expire at the end of the day before the tenth anniversary of the grant date. Management is required to use an appropriate pricing model to value the issue of equity to employees or those providing similar services.

Any charge to the profit and loss account is therefore a function of the chosen pricing model, which is based on a range of assumptions. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date. Risk free rate has been determined based upon U.S. Government five-year treasury securities. Expected volatility was determined by the historical volatility of the Company since the completion of the business combination. An attrition rate has been determined based upon historical experience.

Key sources of estimation uncertainty relating to convertible loans notes

The fair value of the Convertible Senior Secured Notes has been estimated using an option pricing model, in accordance with the International Valuation Standards definition of “market value”.

This approach is deemed appropriate because:

●	Like an option, the returns to the Convertible Senior Secured Notes are dependent upon the share price of the Company;
●	The Company is listed and therefore its historical equity value and equity volatility data is readily available; and
●	There are several breakpoints at which the potential returns to the various securities could vary depending on the other participating securities.

Many of the inputs are not observable and Company specific inputs include the expected probability and timing of specific future events.

In accordance with IFRS 9, this is treated as a hybrid instrument and is designated in entirety as fair value through profit or loss. Therefore, upon initial recognition the Company has not separated the convertible loan into a host liability component (accounted for at amortized cost) and the derivative liability components (accounted for at fair value through profit or loss).

3Critical accounting judgments and key sources of estimation uncertainty (continued)

During the period the Company introduced an adjustment to the credit spread used in the estimation of the fair value of convertible loan notes to reflect changes in company-specific credit risk during the period. Recognized within the credit risk reserve, impact of fair value movements in derivative financial liabilities that are related to changes in the Company’s own credit risk, were subsequently realized upon substantial modification and extinguishment of the existing derivative financial lability, and therefore transferred to accumulated deficit during the period.

The valuation methods and assumptions are shown in note 24.

On December 23, 2024, The Company entered into the First Supplemental Indenture with Mudrick Capital Management L.P. (together with any fund, entity or account that is managed, sponsored or advised by Mudrick Capital Management L.P. or its affiliates, “Mudrick Capital”), which sets forth certain amendments to the Indenture dated December 16, 2021 governing the purchase of Convertible Senior Secured Notes of and from the Company by Mudrick Capital in an aggregate principal amount of $200,000 thousand (equivalent to £151,000 thousand) for an aggregate purchase price of $192,000 thousand (equivalent to £145,000 thousand). The amendments include: (i) effective December 15, 2024, increasing the interest rate applicable to the Convertible Senior Secured Notes to 10.00% for cash interest and 12.00% for PIK interest; (ii) extending the maturity date of the Convertible Senior Secured Notes to December 15, 2028; and (iii) providing for a fixed conversion price of $2.75 per ordinary share (or 363.636 ordinary shares per $1,000 principal amount) for half of the principal amount of the Convertible Senior Secured Notes and $3.50 per ordinary share (or 285.714 ordinary shares per $1,000 principal amount) for the other half.

Following the execution of the First Supplemental Indenture, in accordance with the Investment Agreement, the holders of the Convertible Senior Secured Notes delivered conversion notices to the Company for the conversion of the first half of the Convertible Senior Secured Notes at a fixed conversion price, which resulted in the issuance of ordinary shares by the Company to the holders of the Convertible Senior Secured Notes.

The company has determined that, in accordance with IFRS 9, these amendments would represent a substantial modification of the existing derivative financial lability and is therefore to be accounted for as an extinguishment of the original derivative financial instrument and the recognition of a new derivative instrument, with the difference between the carrying amount of the original instrument and the fair value of the new derivative instrument being recognized in profit or loss.

Option pricing has been utilized to calculate the probability that conversion options, that are embedded within the new instrument, will be in the money at expiration and assign a dollar value to it. The underlying share price of the Company, exercise price, volatility, interest rate, and time to expiration have been used as inputs into the model to derive the option’s theoretical fair value.

For detailed information on convertible loans and their embedded derivatives, see note 23.